Expense Example - AMG GW&K Enhanced Core Bond ESG Fund	May 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,264
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	971
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,054